DEBT - Aggregate Principal Maturities of Debt (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maturities of Long-term Debt [Abstract]
2022	$ 0	$ 0
2023	0	0
2024	43,386,000	0
2025	77,371,000	43,286,747
2026		77,047,475
Total	$ 120,757,000	$ 120,334,222	$ 7,500,000